Exhibit 99.07

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-INV1
Start - End Dates:	05/2019 - 11/2019
Deal Loan Count:	50

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4210	TRID - LE: Either both options or neither option was checked for the Servicing topic in the LE Other Considerations section	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4299	TRID - CD: The value for Total Closing Costs in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4309	TRID - CD: The value for Cash to Close in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4310	TRID - CD: The value for Funds for Borrower in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4312	TRID - CD: The value for Total Payoffs and Payments in the LE column of the CD's Calculating Cash to Close table is different from the value disclosed on the last LE	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	5
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4354	TRID - CD: At least one statement or section of the form that is required by the Regulation is not contained on the form	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4377	TRID - CD: Closing Disclosure contains conflicting loan attributes	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Compliance	State Consumer Protection	CMPSTCP1537	MN No acknowledgement of Oral Tax/Insurance Disclosure in file	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	5
Total				20

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